787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

October 18, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045 and BlackRock Prepared Portfolio 2050, each a series of BlackRock Funds II

(File No. 333-142592)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 27, 2012, to the Prospectus, dated February 28, 2012, for BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025, BlackRock Prepared Portfolio 2030, BlackRock Prepared Portfolio 2035, BlackRock Prepared Portfolio 2040, BlackRock Prepared Portfolio 2045 and BlackRock Prepared Portfolio 2050 (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated September 27, 2012 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC